Note 6 - Trade and Other Receivables	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
6.	TRADE AND OTHER RECEIVABLES

	As at	As at
	Sept. 30, 2019	March 31, 2019
Trade accounts receivable, net	$267,973	$365,008
Accrued gas receivables	1,988	13,637
Unbilled revenues	149,748	277,556
Other	16,530	16,414
	$436,239	$672,615